Alycia Anthony
                       President, Plan A Promotions, Inc.
                               3010 Lostwood Drive
                               Sandy, Utah 84092


January 24, 2006

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549-0305


     Re: Amendment to the Registration Statement on Form 10SB12GA of Plan A Promotions, Inc. , a Utah corporation (the "Company")

    Commission File No. 0-51638

Ladies and Gentlemen:

     Attached is the above-referenced amended Registration Statement, which has been prepared in response to your comment letter dated January 4, 2006. The numbered paragraphs below correspond to the paragraph numbers in your letter.

     1. The following additional disclosure has been added, see Part I Item 7. Certain Relationships and Related Transactions.

     Other than compensation paid to the Company's officers related to services performed for the Company's operations, there were no material transactions, or series of similar transactions, during the fiscal year ended September 30, 2004 or 2005. There are also no currently proposed transactions or arrangement, or series of similar transactions or arrangements, to which the Company is to be a party, and in which any director, executive officer, promoter, or any security holder who is known to the Company to own of record or beneficially own more than five percent of any class of our common stock, or any member of the immediate family of any of the foregoing persons, had an interest. For the foreseeable future the Company plans to pay Ms. Anthony $250 per month for compensation of services performed related to the Company's operations. Ms. Heieren and Ms. Doolin will receive compensation based on services performed. The Company's compensation plan may change depending on the success and profitability of its operations. The nature of all payments to the Company's officers is and will continue to be directly related to the services performed for the Company's operations.

     2. Other than Ms. Alycia Anthony and Ms. Nicholl Heieren, the Company has no other officer, director, or affiliate that had any prior involvement with a blank check company. As mentioned under the heading "Business Experience", Part I, Item 5 of the Company's Registration Statement on Form 10SB12GA, Ms. Anthony was the Secretary and Director of Energroup Technologies Corporation from September, 1999 through April, 2001, during this time Energroup Technologies Corporation was a development stage company with no significant operations. Since Ms. Anthony's resignation, Energroup Technologies Corporation has not engaged in any material operations or been involved in any acquisition. It appears that Energroup Technologies Corporation is current in its filings with the Securities and Exchange Commission.

     Ms. Anthony was also the President and Director of Brenex Oil Corporation from November, 1999 through May, 2001, during this time Brenex Oil Corporation was a development stage company with no significant operations. Effective as of October 1, 2003, an Agreement and Plan of Reorganization was executed by and among Brenex Oil Corporation; Brenex Acquisition Corporation, a Delaware corporation and a wholly-owned subsidiary of the Brenex Oil Corporation; CinemaElectric, Inc., a Delaware corporation and James F. Robinson, the "Principal Stockholder" of CinemaElectric. It appears that the Company is not current in its filings. The Company's last filing with the Securities and Exchange Commission was on Form 8-K, dated May 14, 2004, related to a change in the Company's Certifying Accountant.

     Ms. Heieren was the Secretary and Director of Rescon Technology Corporation from May, 1999 through April, 2001, during this time Rescon Technology Corporation was a development stage company with no significant operations. On July 12, 2002, Rescon Technology Corporation, consummated an Agreement and Plan of Reorganization with Radical Technologies, Inc., a New York corporation and its wholly-owned subsidiary, GIT Securities Corporation, a Nevada corporation. The Company has since been involved in other transactions, and is currently known as Nayna Networks, Inc., and appears to be current in its filings with the Securities and Exchange Commission.

     3. The Company's response to your comment letter dated December 6, 2005, discussed that although some of the principal shareholders and management of the Company are or were control persons of other entities that engaged in reverse acquisitions, does not in itself classify the Company as a "blank check" company.

     As previously stated, a blank check company, as expressed by the Securities and Exchange Commission, is a development stage company that has no specific business plan or purpose or has indicated its business plan is to engage in a merger or acquisition with an unidentified company or companies, other entity, or person. Although the Company is a development stage company it does have a specific business plan and purpose. The Company will continue to engage in the promotional merchandise industry.

     In your letter, dated December 6, 2005, it was mentioned that some principal shareholders and management of the Company have been involved in other development stage companies that were involved in reverse mergers. Some of these companies were "blank check" companies, like Energroup Technologies Corporation and Brenex Oil Corp. However, Wasatch Web Advisors, Inc., and The Autoline Group, Inc., were not blank check companies. It is the Company's understanding that both Wasatch Web Advisors, Inc., and The Autoline Group, Inc., were formed for a specific business purpose and either the Company's operations did not work out as planned or the board of directors of the respective companies determined it in the best interests of the stockholders to consummate a merger.

     In light of the above information, Plan A Promotions, Inc., is not a "blank check" company and it will continue to pursue and develop upon its business model. The Company can provide no assurance for success in the promotional merchandise industry, but it will pursue and examine all opportunities for growth and act in the best interests of its shareholders.

     Thanks in advance for your review of this filing and ensuring the Company's compliance with the applicable disclosure requirements.


                                           Sincerely yours,

                                            /S/ALYCIA ANTHONY
                                            Alycia Anthony
                                            President, Plan A Promotions, Inc.